COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	99.6%
COMMUNICATIONS—TOWERS	18.9%
American Tower Corp.		1,846,314	$402,034,874
Crown Castle International Corp.		649,201	93,744,624
SBA Communications Corp.		539,276	145,588,342

			641,367,840

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.3%
Boyd Gaming Corp.		485,372	6,999,064
Eldorado Resorts, Inc.(a)		275,321	3,964,623

			10,963,687

REAL ESTATE	80.4%
DATA CENTERS	13.2%
CyrusOne, Inc.		540,035	33,347,161
Digital Realty Trust, Inc.		647,618	89,960,616
Equinix, Inc.		468,459	292,585,438
QTS Realty Trust, Inc., Class A		537,759	31,195,400

			447,088,615

HEALTH CARE	12.9%
Healthcare Trust of America, Inc., Class A		2,830,677	68,728,838
Healthpeak Properties, Inc.		1,864,233	44,461,957
Medical Properties Trust, Inc.		4,722,386	81,650,054
Omega Healthcare Investors, Inc.		491,106	13,033,953
Ventas, Inc.		1,477,643	39,600,832
Welltower, Inc.		4,172,678	191,025,199

			438,500,833

HOTEL	2.1%
Hilton Worldwide Holdings, Inc.		197,449	13,473,920
Host Hotels & Resorts, Inc.		1,635,819	18,059,442
Park Hotels & Resorts, Inc.		3,619,194	28,627,824
Red Rock Resorts, Inc. Class A		1,297,072	11,089,966

			71,251,152

INDUSTRIALS	7.9%
Duke Realty Corp.		4,804,149	155,558,345
Prologis, Inc.		1,407,881	113,151,396

			268,709,741

1

		Shares	Value
NET LEASE	7.8%
Spirit Realty Capital, Inc.		3,170,392	$82,905,751
STORE Capital Corp.		1,781,944	32,288,825
VEREIT, Inc.		10,547,482	51,577,187
VICI Properties, Inc.		5,863,399	97,566,959

			264,338,722

OFFICE	5.3%
Empire State Realty Trust, Inc., Class A		2,243,985	20,106,106
Highwoods Properties, Inc.		1,075,017	38,077,102
Hudson Pacific Properties, Inc.		2,413,815	61,214,348
Kilroy Realty Corp.		930,321	59,261,448

			178,659,004

RESIDENTIAL	15.1%
APARTMENT	12.3%
Apartment Investment & Management Co., Class A		822,573	28,913,441
AvalonBay Communities, Inc.		413,680	60,881,286
Essex Property Trust, Inc.		619,118	136,354,548
UDR, Inc.		5,271,004	192,602,486

			418,751,761

SINGLE FAMILY	2.8%
Invitation Homes, Inc.		4,404,573	94,125,725

TOTAL RESIDENTIAL			512,877,486

SELF STORAGE	10.0%
Extra Space Storage, Inc.		1,394,690	133,555,514
Public Storage		1,035,186	205,598,292

			339,153,806

SHOPPING CENTERS	4.9%
COMMUNITY CENTER	1.9%
Kimco Realty Corp.		2,895,343	27,997,967
Regency Centers Corp.		514,503	19,772,350
SITE Centers Corp.		3,109,926	16,202,714

			63,973,031

REGIONAL MALL	3.0%
Macerich Co. (The)		1,246,737	7,019,129

2

		Shares	Value
Simon Property Group, Inc.		1,765,969	$96,881,060

			103,900,189

TOTAL SHOPPING CENTERS			167,873,220

TIMBER	1.2%
Weyerhaeuser Co.		2,459,834	41,694,186

TOTAL REAL ESTATE			2,730,146,765

TOTAL COMMON STOCK (Identified cost—$3,571,971,761)			3,382,478,292

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58%(b)		24,400,796	24,400,796

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$24,400,796)			24,400,796

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,596,372,557)	100.3%		3,406,879,088
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)		(10,537,545)

NET ASSETS	100.0%		$3,396,341,543

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

3

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$3,382,478,292	$3,382,478,292	$—	$—
Short-Term Investments	24,400,796	—	24,400,796	—

Total Investments in Securities(a)	$3,406,879,088	$3,382,478,292	$24,400,796	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.